Expense Example - Principal Exchange-Traded Funds	Principal International Multi-Factor Core Index ETF Principal International Multi-Factor Core Index ETF Expense Example, with Redemption, 1 Year	Principal International Multi-Factor Core Index ETF Principal International Multi-Factor Core Index ETF Expense Example, with Redemption, 3 Years	Principal U.S. Large-Cap Multi-Factor Core Index ETF Principal U.S. Large-Cap Multi-Factor Core Index ETF Expense Example, with Redemption, 1 Year	Principal U.S. Large-Cap Multi-Factor Core Index ETF Principal U.S. Large-Cap Multi-Factor Core Index ETF Expense Example, with Redemption, 3 Years	Principal U.S. Small-MidCap Multi-Factor Core Index ETF Principal U.S. Small-MidCap Multi-Factor Core Index ETF Expense Example, with Redemption, 1 Year	Principal U.S. Small-MidCap Multi-Factor Core Index ETF Principal U.S. Small-MidCap Multi-Factor Core Index ETF Expense Example, with Redemption, 3 Years
USD ($)	26	80	15	48	20	64